John Hancock
Managed Account Shares
Quarterly portfolio holdings 2/29/2020

Portfolios' investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 2.5%				$210,878
(Cost $209,200)
Qatar 2.5%				210,878
State of Qatar Bond (A)	3.375	03-14-24	200,000	210,878

Corporate bonds 94.0%				$8,008,006
(Cost $7,692,678)
Communication services 5.6%				475,178
Diversified telecommunication services 2.1%
AT&T, Inc.	3.800	02-15-27	142,000	155,407
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	25,992
Entertainment 0.4%
Activision Blizzard, Inc.	3.400	09-15-26	32,000	34,415
Media 2.6%
Charter Communications Operating LLC	4.200	03-15-28	61,000	66,243
Charter Communications Operating LLC	5.750	04-01-48	129,000	153,835
Wireless telecommunication services 0.5%
CC Holdings GS V LLC	3.849	04-15-23	37,000	39,286
Consumer discretionary 5.7%				482,228
Automobiles 1.5%
General Motors Financial Company, Inc.	4.000	01-15-25	65,000	68,775
General Motors Financial Company, Inc.	4.300	07-13-25	25,000	26,495
Nissan Motor Acceptance Corp. (A)	3.450	03-15-23	27,000	28,279
Hotels, restaurants and leisure 0.6%
Choice Hotels International, Inc.	3.700	12-01-29	50,000	53,276
Internet and direct marketing retail 2.6%
Expedia Group, Inc.	5.000	02-15-26	116,000	130,669
QVC, Inc.	4.375	03-15-23	84,000	87,491
Multiline retail 1.0%
Dollar Tree, Inc.	4.200	05-15-28	78,000	87,243
Consumer staples 0.8%				68,285
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	34,000	40,652
Food and staples retailing 0.3%
Alimentation Couche-Tard, Inc. (A)	2.700	07-26-22	27,000	27,633
Energy 12.6%				1,077,166
Oil, gas and consumable fuels 12.6%
Cimarex Energy Company	4.375	06-01-24	25,000	26,367
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	19,000	20,632
Enable Midstream Partners LP	3.900	05-15-24	37,000	37,863
Enable Midstream Partners LP	4.150	09-15-29	50,000	47,336
Enable Midstream Partners LP	4.950	05-15-28	33,000	32,864
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	34,000	35,700
Energy Transfer Operating LP	4.250	03-15-23	88,000	93,197
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	59,000	59,885
Husky Energy, Inc.	3.950	04-15-22	33,000	34,122
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	31,164
MPLX LP	4.000	03-15-28	53,000	56,005
MPLX LP (A)	5.250	01-15-25	38,000	40,042
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ONEOK Partners LP	4.900	03-15-25	17,000	$19,097
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	82,774
Saudi Arabian Oil Company (A)	2.875	04-16-24	200,000	205,424
Sunoco Logistics Partners Operations LP	3.900	07-15-26	58,000	61,290
Sunoco Logistics Partners Operations LP	5.400	10-01-47	60,000	63,608
The Williams Companies, Inc.	3.750	06-15-27	39,000	40,907
The Williams Companies, Inc.	4.550	06-24-24	75,000	82,171
TransCanada PipeLines, Ltd.	4.250	05-15-28	6,000	6,718
Financials 20.4%				1,739,932
Banks 11.9%
Bank of Montreal	3.300	02-05-24	118,000	125,680
Citigroup, Inc.	3.200	10-21-26	58,000	61,748
Citigroup, Inc.	4.600	03-09-26	91,000	102,984
Santander Holdings USA, Inc.	3.400	01-18-23	180,000	187,763
The PNC Financial Services Group, Inc.	2.200	11-01-24	60,000	61,762
The PNC Financial Services Group, Inc.	3.150	05-19-27	17,000	18,147
The PNC Financial Services Group, Inc.	3.500	01-23-24	39,000	41,542
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)	6.750	08-01-21	58,000	60,900
The Toronto-Dominion Bank	2.650	06-12-24	149,000	156,507
Truist Financial Corp.	4.000	05-01-25	42,000	46,549
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	136,000	150,620
Capital markets 3.4%
Ares Capital Corp.	4.200	06-10-24	45,000	47,789
Cantor Fitzgerald LP (A)	4.875	05-01-24	45,000	49,215
Lazard Group LLC	4.375	03-11-29	27,000	30,410
Morgan Stanley	3.875	01-27-26	31,000	34,283
Stifel Financial Corp.	4.250	07-18-24	25,000	27,473
The Goldman Sachs Group, Inc.	3.850	01-26-27	88,000	96,723
Consumer finance 0.9%
Discover Financial Services	3.950	11-06-24	70,000	75,851
Diversified financial services 1.4%
Jefferies Financial Group, Inc.	5.500	10-18-23	33,000	36,057
Jefferies Group LLC	4.850	01-15-27	77,000	85,270
Insurance 2.8%
Brighthouse Financial, Inc.	3.700	06-22-27	63,000	64,053
Lincoln National Corp.	4.000	09-01-23	13,000	14,047
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	34,000	41,997
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	73,270
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	40,000	49,292
Health care 9.5%				806,500
Biotechnology 2.0%
AbbVie, Inc. (A)	3.200	11-21-29	85,000	89,652
AbbVie, Inc. (A)	4.250	11-21-49	23,000	25,929
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	50,000	53,630
Health care providers and services 4.8%
AmerisourceBergen Corp.	3.450	12-15-27	53,000	57,140
Cottage Health Obligated Group	3.304	11-01-49	31,000	33,550
CVS Health Corp.	3.000	08-15-26	10,000	10,481
CVS Health Corp.	4.300	03-25-28	45,000	50,357
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	5.050	03-25-48	31,000	$38,153
HCA, Inc.	4.125	06-15-29	60,000	65,964
HCA, Inc.	5.250	06-15-26	32,000	36,603
Partners Healthcare System, Inc.	3.192	07-01-49	65,000	68,769
Universal Health Services, Inc. (A)	4.750	08-01-22	20,000	20,040
Universal Health Services, Inc. (A)	5.000	06-01-26	29,000	30,088
Pharmaceuticals 2.7%
Bristol-Myers Squibb Company (A)	2.900	07-26-24	77,000	81,134
Bristol-Myers Squibb Company (A)	3.250	02-20-23	29,000	30,485
GlaxoSmithKline Capital PLC	3.000	06-01-24	49,000	51,923
Pfizer, Inc.	2.950	03-15-24	59,000	62,602
Industrials 14.7%				1,253,589
Aerospace and defense 1.1%
The Boeing Company	3.200	03-01-29	90,000	96,234
Air freight and logistics 0.5%
CH Robinson Worldwide, Inc.	4.200	04-15-28	39,000	44,094
Airlines 7.4%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	117,404	124,321
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	125,318	136,379
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	20,677	21,876
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	31,507	33,391
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	28,000	29,532
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	113,719	121,327
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	129,345	134,830
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	22,562	23,916
Building products 0.2%
Owens Corning	3.950	08-15-29	18,000	20,003
Electrical equipment 0.8%
Carrier Global Corp. (A)	2.242	02-15-25	39,000	39,679
Carrier Global Corp. (A)	2.722	02-15-30	31,000	31,445
Industrial conglomerates 1.2%
3M Company	3.250	02-14-24	42,000	44,755
General Electric Company	5.550	01-05-26	52,000	60,629
Professional services 0.8%
IHS Markit, Ltd. (A)	4.000	03-01-26	35,000	38,024
IHS Markit, Ltd.	4.750	08-01-28	23,000	26,665
Trading companies and distributors 2.7%
Air Lease Corp.	3.625	12-01-27	20,000	21,110
Ashtead Capital, Inc. (A)	4.250	11-01-29	200,000	205,379
Information technology 14.8%				1,257,355
Communications equipment 0.8%
Motorola Solutions, Inc.	4.600	02-23-28	62,000	70,019
Electronic equipment, instruments and components 0.3%
Tech Data Corp.	3.700	02-15-22	22,000	22,456
IT services 0.8%
PayPal Holdings, Inc.	2.850	10-01-29	61,000	64,036
Semiconductors and semiconductor equipment 8.0%
Broadcom Corp.	3.875	01-15-27	81,000	84,945
Broadcom, Inc. (A)	4.750	04-15-29	35,000	38,928
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
KLA Corp.	4.100	03-15-29	31,000	$35,164
Lam Research Corp.	4.000	03-15-29	72,000	81,701
Lam Research Corp.	4.875	03-15-49	31,000	40,541
Marvell Technology Group, Ltd.	4.875	06-22-28	46,000	52,432
Microchip Technology, Inc.	4.333	06-01-23	91,000	97,150
Micron Technology, Inc.	4.185	02-15-27	90,000	96,354
Micron Technology, Inc.	4.975	02-06-26	21,000	23,471
Micron Technology, Inc.	5.327	02-06-29	60,000	68,870
NXP BV (A)	3.875	06-18-26	29,000	31,376
NXP BV (A)	4.875	03-01-24	29,000	31,960
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	20,000	20,888
Technology hardware, storage and peripherals 4.7%
Dell International LLC (A)	4.900	10-01-26	130,000	145,821
Dell International LLC (A)	5.300	10-01-29	53,000	61,061
Dell International LLC (A)	8.350	07-15-46	69,000	93,751
Hewlett Packard Enterprise Company	4.900	10-15-25	45,000	50,973
Seagate HDD Cayman	4.750	01-01-25	43,000	45,458
Materials 1.4%				117,563
Chemicals 1.1%
Albemarle Wodgina Pty, Ltd. (A)	3.450	11-15-29	34,000	36,518
Methanex Corp.	4.250	12-01-24	20,000	21,301
Methanex Corp.	5.250	12-15-29	36,000	37,908
Metals and mining 0.3%
Newmont Corp.	2.800	10-01-29	21,000	21,836
Real estate 4.0%				345,640
Equity real estate investment trusts 4.0%
American Homes 4 Rent LP	4.250	02-15-28	37,000	40,830
American Tower Corp.	2.950	01-15-25	32,000	33,577
American Tower Corp.	3.550	07-15-27	56,000	60,793
American Tower Corp.	3.800	08-15-29	26,000	28,665
CyrusOne LP	3.450	11-15-29	15,000	15,293
Equinix, Inc.	3.200	11-18-29	53,000	55,472
GLP Capital LP	5.375	04-15-26	30,000	33,863
SBA Tower Trust (A)	2.836	01-15-25	45,000	47,146
Ventas Realty LP	3.500	02-01-25	28,000	30,001
Utilities 4.5%				384,570
Electric utilities 2.5%
Emera US Finance LP	3.550	06-15-26	19,000	20,630
FirstEnergy Corp.	2.650	03-01-30	25,000	25,527
Vistra Operations Company LLC (A)	3.550	07-15-24	68,000	70,150
Vistra Operations Company LLC (A)	3.700	01-30-27	53,000	53,795
Vistra Operations Company LLC (A)	4.300	07-15-29	46,000	47,182
Independent power and renewable electricity producers 1.1%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	63,000	68,468
NRG Energy, Inc. (A)	3.750	06-15-24	24,000	25,129
Multi-utilities 0.9%

Oncor Electric Delivery Company LLC	2.750	06-01-24	70,000	73,689
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 1.2%				$99,309
(Cost $95,000)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	32,400
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	31,378
Regents of the University of California	3.006	05-15-50	35,000	35,531

	Shares	Value
Preferred securities 0.1%		$7,889
(Cost $8,399)
Utilities 0.1%		7,889
Multi-utilities 0.1%
Dominion Energy, Inc., 7.250%	50	5,008
DTE Energy Company, 6.250%	64	2,881

Total investments (Cost $8,005,277) 97.8%	$8,326,082
Other assets and liabilities, net 2.2%	188,516
Total net assets 100.0%	$8,514,598

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,932,059 or 22.7% of the portfolio's net assets as of 2-29-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The portfolio had the following country composition as a percentage of net assets on 2-29-20:
United States	86.2%
Canada	5.2%
Qatar	2.5%
Saudi Arabia	2.4%
United Kingdom	1.4%
Other countries	2.3%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 96.6%				$7,662,204
(Cost $7,713,443)
Communication services 19.7%				1,565,186
Diversified telecommunication services 6.8%
CenturyLink, Inc. (A)	4.000	02-15-27	28,000	28,137
Cincinnati Bell, Inc. (A)	7.000	07-15-24	113,000	118,791
GCI LLC (A)	6.625	06-15-24	43,000	45,553
GCI LLC	6.875	04-15-25	49,000	50,491
Radiate Holdco LLC (A)	6.625	02-15-25	72,000	72,180
Telecom Argentina SA (A)	6.500	06-15-21	49,000	47,809
Telecom Argentina SA (A)	8.000	07-18-26	46,000	42,366
Telecom Italia Capital SA	7.200	07-18-36	106,000	131,255
Entertainment 3.4%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	48,000	46,680
Netflix, Inc.	4.875	04-15-28	76,000	80,006
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc.	5.875	11-15-28	125,000	$140,538
Interactive media and services 1.1%
Match Group, Inc. (A)	4.125	08-01-30	43,000	42,127
National CineMedia LLC (A)	5.875	04-15-28	32,000	32,697
Twitter, Inc. (A)	3.875	12-15-27	13,000	13,276
Media 5.8%
Cablevision Systems Corp.	5.875	09-15-22	61,000	64,059
MDC Partners, Inc. (A)	6.500	05-01-24	120,000	109,500
Sirius XM Radio, Inc. (A)	5.000	08-01-27	129,000	134,966
Sirius XM Radio, Inc. (A)	5.375	07-15-26	63,000	65,192
WMG Acquisition Corp. (A)	4.875	11-01-24	35,000	35,963
WMG Acquisition Corp. (A)	5.500	04-15-26	52,000	54,340
Wireless telecommunication services 2.6%
Sprint Corp.	7.875	09-15-23	82,000	93,753
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	100,000	115,507
Consumer discretionary 8.9%				708,338
Automobiles 0.3%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	23,222
Diversified consumer services 1.8%
Laureate Education, Inc. (A)	8.250	05-01-25	46,000	48,766
Prime Security Services Borrower LLC (A)	6.250	01-15-28	24,000	23,227
Sotheby's (A)	7.375	10-15-27	75,000	75,000
Hotels, restaurants and leisure 6.1%
Connect Finco SARL (A)	6.750	10-01-26	90,000	91,575
Eldorado Resorts, Inc.	6.000	09-15-26	36,000	39,060
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	43,000	44,559
International Game Technology PLC (A)	6.500	02-15-25	75,000	81,188
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	67,200
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	78,000	81,261
Wyndham Destinations, Inc. (A)	4.625	03-01-30	33,000	33,007
Yum! Brands, Inc. (A)	4.750	01-15-30	42,000	43,573
Leisure products 0.7%
Diamond Sports Group LLC (A)	6.625	08-15-27	70,000	56,700
Consumer staples 1.1%				82,605
Food products 1.1%
Post Holdings, Inc. (A)	5.500	12-15-29	30,000	31,125
Simmons Foods, Inc. (A)	5.750	11-01-24	52,000	51,480
Energy 19.1%				1,517,547
Energy equipment and services 4.3%
Archrock Partners LP	6.000	10-01-22	85,000	85,077
CSI Compressco LP	7.250	08-15-22	120,000	107,925
CSI Compressco LP (A)	7.500	04-01-25	88,000	86,460
Tervita Corp. (A)	7.625	12-01-21	64,000	64,640
Oil, gas and consumable fuels 14.8%
Antero Resources Corp.	5.000	03-01-25	2,000	1,030
Cheniere Energy Partners LP (A)	4.500	10-01-29	75,000	71,723
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	147,000	133,770
DCP Midstream Operating LP	5.125	05-15-29	32,000	31,440
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	149,000	$134,100
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	230,635
Murphy Oil Corp.	5.750	08-15-25	52,000	50,480
Parsley Energy LLC (A)	5.625	10-15-27	72,000	71,370
PBF Holding Company LLC (A)	6.000	02-15-28	16,000	15,800
Petrobras Global Finance BV (A)	5.093	01-15-30	64,000	68,480
Petrobras Global Finance BV	6.900	03-19-49	57,000	68,258
Targa Resources Partners LP	5.875	04-15-26	92,000	94,769
Teekay Offshore Partners LP (A)	8.500	07-15-23	72,000	70,538
WPX Energy, Inc.	4.500	01-15-30	47,000	44,871
WPX Energy, Inc.	5.250	09-15-24	27,000	27,135
WPX Energy, Inc.	5.250	10-15-27	60,000	59,046
Financials 19.5%				1,543,877
Banks 8.5%
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	148,851
Freedom Mortgage Corp. (A)	8.125	11-15-24	78,000	75,075
Freedom Mortgage Corp. (A)	8.250	04-15-25	30,000	28,416
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	212,280
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (B)	8.625	08-15-21	200,000	211,600
Capital markets 3.6%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)	7.500	07-17-23	200,000	215,890
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	66,416
Consumer finance 1.5%
Enova International, Inc. (A)	8.500	09-01-24	1,000	942
Enova International, Inc. (A)	8.500	09-15-25	84,000	78,540
Springleaf Finance Corp.	6.875	03-15-25	31,000	34,100
Diversified financial services 1.8%
Allied Universal Holdco LLC (A)	6.625	07-15-26	27,000	28,316
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	59,000	60,015
Refinitiv US Holdings, Inc. (A)	6.250	05-15-26	13,000	14,008
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	20,000	22,020
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	20,222
Thrifts and mortgage finance 4.1%
Ladder Capital Finance Holdings LLLP (A)	5.250	03-15-22	18,000	18,360
Ladder Capital Finance Holdings LLLP (A)	5.250	10-01-25	41,000	41,564
MGIC Investment Corp.	5.750	08-15-23	39,000	42,608
Nationstar Mortgage Holdings, Inc. (A)	8.125	07-15-23	48,000	50,020
Nationstar Mortgage Holdings, Inc. (A)	9.125	07-15-26	38,000	41,155
Quicken Loans, Inc. (A)	5.750	05-01-25	86,000	88,114
Radian Group, Inc.	4.500	10-01-24	43,000	45,365
Health care 8.3%				659,580
Health care providers and services 6.1%
Centene Corp. (A)	4.250	12-15-27	25,000	25,720
Centene Corp. (A)	4.625	12-15-29	23,000	24,610
Centene Corp. (A)	5.375	06-01-26	77,000	81,043
DaVita, Inc.	5.000	05-01-25	132,000	133,947
Encompass Health Corp.	4.500	02-01-28	10,000	10,113
MEDNAX, Inc. (A)	5.250	12-01-23	75,000	73,406
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
MEDNAX, Inc. (A)	6.250	01-15-27	68,000	$65,277
Select Medical Corp. (A)	6.250	08-15-26	56,000	59,710
Team Health Holdings, Inc. (A)	6.375	02-01-25	20,000	11,000
Life sciences tools and services 0.2%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	15,000	15,095
Pharmaceuticals 2.0%
Bausch Health Companies, Inc. (A)	5.250	01-30-30	29,000	28,674
Bausch Health Companies, Inc. (A)	6.125	04-15-25	108,000	110,160
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	20,825
Industrials 11.6%				916,294
Aerospace and defense 3.8%
Arconic, Inc.	5.125	10-01-24	98,000	105,154
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	65,000	68,738
TransDigm, Inc. (A)	5.500	11-15-27	130,000	129,844
Building products 0.5%
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	35,017
Commercial services and supplies 2.1%
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	95,068
Harsco Corp. (A)	5.750	07-31-27	27,000	26,595
LSC Communications, Inc. (A)	8.750	10-15-23	80,000	43,934
Construction and engineering 1.8%
AECOM	5.125	03-15-27	121,000	125,026
Tutor Perini Corp. (A)	6.875	05-01-25	17,000	15,428
Road and rail 0.8%
Uber Technologies, Inc. (A)	7.500	09-15-27	64,000	66,720
Trading companies and distributors 2.6%
Ahern Rentals, Inc. (A)	7.375	05-15-23	114,000	88,198
H&E Equipment Services, Inc.	5.625	09-01-25	38,000	39,599
United Rentals North America, Inc.	4.875	01-15-28	75,000	76,973
Information technology 4.3%				341,532
Communications equipment 1.5%
CommScope, Inc. (A)	8.250	03-01-27	120,000	121,050
IT services 2.3%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	67,000	67,503
Tempo Acquisition LLC (A)	6.750	06-01-25	20,000	19,906
VeriSign, Inc.	4.750	07-15-27	42,000	43,751
VeriSign, Inc.	5.250	04-01-25	50,000	54,200
Semiconductors and semiconductor equipment 0.5%
Qorvo, Inc.	5.500	07-15-26	34,000	35,122
Materials 1.3%				104,318
Metals and mining 0.8%
Arconic Rolled Products Corp. (A)	6.125	02-15-28	35,000	36,050
Commercial Metals Company	5.375	07-15-27	27,000	27,608
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23	38,000	40,660
Real estate 0.9%				71,952
Equity real estate investment trusts 0.9%
SBA Communications Corp. (A)	3.875	02-15-27	40,000	40,812
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
The GEO Group, Inc.	6.000	04-15-26	23,000	$20,815
VICI Properties LP (A)	4.625	12-01-29	10,000	10,325
Utilities 1.9%				150,975
Gas utilities 0.8%
AmeriGas Partners LP	5.500	05-20-25	60,000	61,051
Independent power and renewable electricity producers 1.1%
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	60,000	60,720
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	28,000	29,204

	Shares	Value
Preferred securities 0.8%		$65,151
(Cost $71,820)
Information technology 0.8%		65,151
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc., 8.000%	63	65,151

Total investments (Cost $7,785,263) 97.4%	$7,727,355
Other assets and liabilities, net 2.6%	206,277
Total net assets 100.0%	$7,933,632

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,473,961 or 56.4% of the portfolio's net assets as of 2-29-20.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The portfolio had the following country composition as a percentage of net assets on 2-29-20:
United States	82.6%
Netherlands	4.4%
United Kingdom	4.1%
Luxembourg	2.8%
Switzerland	2.7%
Canada	1.3%
Argentina	1.2%
Other countries	0.9%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 46.4%				$3,839,793
(Cost $3,758,886)
Commercial and residential 31.7%				2,627,366
Arroyo Mortgage Trust Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	126,420	128,013
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	100,000	107,423
Series 2015-200P, Class C (A)(B)	3.596	04-14-33	115,000	123,676
BBCMS Trust Series 2015-SRCH, Class D (A)(B)	4.957	08-10-35	100,000	114,105
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	115,000	$120,797
Series 2019-B12, Class A2	3.001	08-15-52	100,000	105,562
Series 2019-B14, Class A2	2.915	12-15-62	45,000	47,466
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (A)	3.613	10-26-48	88,991	90,038
Series 2019-2, Class A1 (A)	2.879	07-25-49	79,896	81,173
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	2.980	03-15-37	115,000	114,927
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	3.409	12-15-37	115,000	115,144
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (A)	3.341	05-10-36	115,000	122,177
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	163,515
Series 2020-GC46, Class A2	2.708	01-15-53	50,000	52,234
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-CR20, Class A3	3.326	11-10-47	100,000	107,153
GCAT LLC Series 2019-NQM1, Class A1 (A)	2.985	02-25-59	79,520	81,522
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.805	10-10-35	115,000	122,431
Series 2016-RENT, Class D (A)(B)	4.067	02-10-29	123,000	124,391
Irvine Core Office Trust Series 2013-IRV, Class A2 (A)(B)	3.173	05-15-48	115,000	120,198
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3	3.801	08-15-48	150,000	165,751
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	2.709	05-15-36	100,000	99,970
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	50,000	54,811
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	3.059	11-15-34	115,000	114,896
Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class A3	3.162	03-15-59	115,000	123,032
WF-RBS Commercial Mortgage Trust Series 2013-C15, Class B (B)	4.493	08-15-46	25,000	26,961
U.S. Government Agency 14.7%				1,212,427
Federal Home Loan Mortgage Corp.
Series K038, Class A2	3.389	03-25-24	100,000	107,542
Series K040, Class A2	3.241	09-25-24	150,000	161,699
Series K043, Class A2	3.062	12-25-24	122,000	131,030
Series K048, Class A2 (B)	3.284	06-25-25	75,000	81,777
Series K049, Class A2	3.010	07-25-25	65,000	70,088
Series K050, Class A2 (B)	3.334	08-25-25	50,000	54,741
Series K052, Class A2	3.151	11-25-25	35,000	38,082
Series K727, Class A2	2.946	07-25-24	225,000	237,466
Series K728, Class A2 (B)	3.064	08-25-24	110,000	117,130
Series K729, Class A2	3.136	10-25-24	50,000	53,518

Federal National Mortgage Association Series 2015-M13, Class A2 (B)	2.711	06-25-25	150,000	159,354
Asset backed securities 50.9%				$4,219,096
(Cost $4,148,543)
Asset backed securities 50.9%				4,219,096
Ally Auto Receivables Trust Series 2018-2, Class A4	3.090	06-15-23	155,000	159,314
American Express Credit Account Master Trust Series 2018-8, Class A	3.180	04-15-24	130,000	133,979
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Applebee's Funding LLC Series 2019-1A, Class A2I (A)	4.194	06-07-49	115,000	$118,504
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A (A)	2.330	08-20-26	100,000	102,541
Capital One Multi-Asset Execution Trust Series 2015-A4, Class A4	2.750	05-15-25	175,000	181,410
CARS-DB4 LP Series 2020-1A, Class A1 (A)	2.690	02-15-50	99,649	100,989
DB Master Finance LLC Series 2019-1A, Class A2I (A)	3.787	05-20-49	99,250	102,751
Discover Card Execution Note Trust Series 2019-A1, Class A1	3.040	07-15-24	200,000	206,782
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	112,413	120,258
DRB Prime Student Loan Trust Series 2015-D, Class A2 (A)	3.200	01-25-40	112,825	115,026
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (A)	2.610	01-25-34	85,535	87,013
Exeter Automobile Receivables Trust Series 2020-1A, Class C (A)	2.490	01-15-25	50,000	50,856
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	114,138	121,469
Ford Credit Auto Owner Trust Series 2020-1, Class A (A)	2.040	08-15-31	100,000	102,109
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	60,000	63,483
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (A)	2.900	04-15-26	100,000	105,779
Golden Credit Card Trust Series 2018-4A, Class A (A)	3.440	10-15-25	115,000	122,369
Hilton Grand Vacations Trust Series 2018-AA, Class A (A)	3.540	02-25-32	88,002	92,081
Jack in the Box Funding LLC Series 2019-1A, Class A2I (A)	3.982	08-25-49	119,700	123,813
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	62,360	64,632
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (C)	1.954	01-25-37	106,144	103,857
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4	2.890	06-17-24	155,000	158,999
Oxford Finance Funding LLC Series 2020-1A, Class A2 (A)	3.101	02-15-28	50,000	50,844
Santander Revolving Auto Loan Trust Series 2019-A, Class A (A)	2.510	01-26-32	100,000	103,543
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (A)	3.230	10-20-24	115,000	116,526
SMB Private Education Loan Trust Series 2016-A, Class A2A (A)	2.700	05-15-31	134,606	137,351
Sonic Capital LLC Series 2020-1A, Class A2I (A)	3.845	01-20-50	35,000	36,221
Taco Bell Funding LLC Series 2018-1A, Class A2I (A)	4.318	11-25-48	59,250	61,135
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.930	10-25-53	100,000	105,662
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	142,588	145,535
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	67,706	69,464
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	158,804	166,376
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	136,266	145,328
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	162,136
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	160,000	$161,453
Series 2018-C, Class A3	3.020	12-15-22	100,000	101,635
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (A)	4.072	02-16-43	112,700	117,873

Total investments (Cost $7,907,429) 97.3%	$8,058,889
Other assets and liabilities, net 2.7%	221,388
Total net assets 100.0%	$8,280,277

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,771,783 or 57.6% of the portfolio's net assets as of 2-29-20.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$210,878	—	$210,878	—
Corporate bonds	8,008,006	—	8,008,006	—
Municipal bonds	99,309	—	99,309	—
Preferred securities	7,889	$7,889	—	—
Total investments in securities	$8,326,082	$7,889	$8,318,193	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$7,662,204	—	$7,662,204	—
Preferred securities	65,151	$65,151	—	—
Total investments in securities	$7,727,355	$65,151	$7,662,204	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$3,839,793	—	$3,839,793	—
Asset backed securities	4,219,096	—	4,219,096	—
Total investments in securities	$8,058,889	—	$8,058,889	—
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
14	|